Contingent Consideration - Additional information (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of contingent liabilities in business combination [line items]
Discount rate	10.00%
Milestone 1
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration	€ 30.0
Milestone 2
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration	15.0
Milestone 3
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration	€ 10.0